T. ROWE PRICE Growth Stock Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.5%
COMMUNICATION SERVICES  13.7%
Entertainment  3.3%
Netflix (1) 1,098,687 1,317,238
Spotify Technology (1) 600,302 419,011
1,736,249
Interactive Media & Services  10.4%
Alphabet, Class A  12,054,647 2,930,485
Meta Platforms, Class A  3,366,968 2,472,634
5,403,119
Total Communication Services 7,139,368
CONSUMER DISCRETIONARY  13.6%
Automobiles  3.8%
Ferrari  746,682 362,305
Tesla (1) 3,624,599 1,611,932
1,974,237
Broadline Retail  6.5%
Amazon.com (1) 12,092,495 2,655,149
Coupang (1) 10,468,839 337,096
MercadoLibre (1) 173,695 405,915
3,398,160
Diversified Consumer Services  0.1%
Duolingo (1) 96,702 31,122
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $44,697 (INR) (1)(2)(3) 28,035 —
31,122
Hotels, Restaurants & Leisure  2.0%
Booking Holdings  52,351 282,657
Chipotle Mexican Grill (1) 5,999,036 235,102
DoorDash, Class A (1) 1,363,632 370,894
Hilton Worldwide Holdings  540,590 140,251
1,028,904
Specialty Retail  1.2%
Carvana (1) 1,413,167 533,103
Floor & Decor Holdings, Class A (1) 1,463,084 107,829
640,932
Total Consumer Discretionary 7,073,355

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS  5.4%
Capital Markets  0.8%
Ares Management, Class A  1,479,991 236,636
Charles Schwab  1,509,035 144,068
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $47,311 (1)
(2)(3) 3,379,389 47,310
428,014
Financial Services  4.5%
Mastercard, Class A  1,825,782 1,038,523
Stripe, Class B, Acquisition Date: 12/17/19, Cost $23,373 (1)
(2)(3) 1,489,660 52,883
Visa, Class A  3,577,835 1,221,401
2,312,807
Insurance  0.1%
Gallop Holdings - Ascot Group, Acquisition Date: 11/8/24,
Cost $23,406 (1)(2)(3)(4) 23,405,772 27,385
27,385
Total Financials 2,768,206
HEALTH CARE  5.4%
Biotechnology  0.6%
Argenx, ADR (1) 213,894 157,760
Natera (1) 937,481 150,906
308,666
Health Care Equipment & Supplies  1.6%
Intuitive Surgical (1) 1,168,271 522,486
Stryker  775,027 286,504
808,990
Health Care Providers & Services  0.6%
Cigna Group  555,661 160,169
UnitedHealth Group  390,250 134,754
294,923
Life Sciences Tools & Services  0.6%
Danaher  683,105 135,432
Thermo Fisher Scientific  396,216 192,173
327,605
Pharmaceuticals  2.0%
Eli Lilly  1,332,498 1,016,696
1,016,696
Total Health Care 2,756,880

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  2.7%
Aerospace & Defense  2.2%
Boeing (1) 1,072,816 231,546
General Electric  2,967,731 892,753
1,124,299
Electrical Equipment  0.2%
Rockwell Automation  349,378 122,118
122,118
Industrial Conglomerates  0.3%
Roper Technologies  360,700 179,877
179,877
Total Industrials & Business Services 1,426,294
INFORMATION TECHNOLOGY  50.6%
Communications Equipment  0.0%
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $106,867 (1)(2)(3) 219,911 —
—
Electronic Equipment, Instruments & Components  1.1%
Amphenol, Class A  3,710,999 459,236
Teledyne Technologies (1) 222,984 130,678
589,914
IT Services  0.6%
Shopify, Class A (1) 1,955,068 290,543
290,543
Semiconductors & Semiconductor Equipment  20.0%
ASML Holding  126,985 122,933
Broadcom  7,529,027 2,483,901
NVIDIA  39,681,634 7,403,799
Taiwan Semiconductor Manufacturing, ADR  1,375,409 384,138
10,394,771
Software  17.9%
AppLovin, Class A (1) 659,560 473,920
Canva, Acquisition Date: 12/17/21 - 12/22/21, Cost $60,709 (1)
(2)(3) 35,624 58,642
Celonis, Acquisition Date: 6/17/21, Cost $30,297 (1)(2)(3) 81,931 16,628
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $163,800 (1)(2)(3) 252,548 130,603
HubSpot (1) 371,638 173,852
Intuit  527,342 360,127
Microsoft  12,704,208 6,580,145

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
OpenAI, Rights, Acquisition Date: 8/15/25, Cost $16,690 (1)(2)
(3)(5) 16,689,814 26,348
Oracle  2,450,286 689,119
ServiceNow (1) 670,820 617,342
Synopsys (1) 274,355 135,364
9,262,090
Technology Hardware, Storage & Peripherals  11.0%
Apple  22,415,131 5,707,565
5,707,565
Total Information Technology 26,244,883
MATERIALS  0.5%
Chemicals  0.5%
Linde  511,376 242,904
Total Materials 242,904
Total Miscellaneous Common Stocks  4.6% (6) 2,373,237
Total Common Stocks (Cost $16,832,968) 50,025,127
CONVERTIBLE PREFERRED STOCKS  3.4%
COMMUNICATION SERVICES  1.6%
Interactive Media & Services  1.6%
ByteDance, Series E, Acquisition Date: 7/8/19,
Cost $107,809 (1)(2)(3) 2,187,317 843,823
Total Communication Services 843,823
CONSUMER DISCRETIONARY  0.0%
Diversified Consumer Services  0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $125,207 (INR) (1)(2)(3) 38,994 —
Total Consumer Discretionary —
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
Anduril Industries, Series G, Acquisition Date: 4/17/25,
Cost $9,405 (1)(2)(3) 230,046 11,737
Total Industrials & Business Services 11,737
INFORMATION TECHNOLOGY  1.2%
Semiconductors & Semiconductor Equipment  0.1%
Lightmatter, Series B-1, Acquisition Date: 12/16/24,
Cost $16,159 (1)(2)(3) 259,577 22,124

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $30,306 (1)(2)(3) 377,744 32,195
54,319
Software  1.1%
Canva, Series A, Acquisition Date: 12/17/21, Cost $2,399 (1)
(2)(3) 1,408 2,318
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $995 (1)
(2)(3) 584 961
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $99 (1)(2)
(3) 58 95
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $90,023 (1)(2)(3) 243,443 49,407
Databricks, Series I, Acquisition Date: 9/14/23,
Cost $113,591 (1)(2)(3) 1,545,458 231,819
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $27,036 (1)(2)(3) 292,276 43,841
Formagrid, Series F, Acquisition Date: 12/8/21,
Cost $77,826 (1)(2)(3) 415,548 24,243
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $84,045 (1)(2)(3) 4,605,200 4,605
GM Cruise Holdings, Class G, Acquisition Date: 1/21/21,
Cost $69,011 (1)(2)(3) 2,619,004 2,619
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $90,269 (1)(2)(3) 6,914,757 88,509
Nuro, Series D, Acquisition Date: 10/29/21, Cost $33,950 (1)
(2)(3) 1,628,640 21,107
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $79,903 (1)(2)(3) 1,337,376 19,486
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $55,003 (1)
(2)(3) 640,558 67,867
556,877
Total Information Technology 611,196
MATERIALS  0.5%
Chemicals  0.4%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $72,936 (1)(2)(3) 1,538,629 72,423
Redwood Materials, Series D, Acquisition Date: 6/17/22 -
6/2/23, Cost $50,290 (1)(2)(3) 1,065,590 50,158
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $54,505 (1)
(2)(3) 1,320,595 24,061
Sila Nano, Series G, Acquisition Date: 6/26/24,
Cost $40,466 (1)(2)(3) 2,464,915 39,118
185,760

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Metals & Mining  0.1%
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $50,022 (1)(2)(3) 588,819 64,093
64,093
Total Materials 249,853
UTILITIES  0.1%
Independent Power & Renewable Electricity
Producers  0.1%
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $48,323 (1)(2)(3) 1,998,146 48,323
Total Utilities 48,323
Total Convertible Preferred Stocks (Cost $1,329,578) 1,764,932
EQUITY FUNDS  0.1%
Total Miscellaneous Equity Funds  0.1% (6) 88,086
Total Equity Funds (Cost $87,821) 88,086
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 4.16% (4)(7) 109,555,083 109,555
Total Short-Term Investments (Cost $109,555) 109,555
Total Investments in Securities  100.2%
(Cost $18,359,922) $ 51,987,700
Other Assets Less Liabilities (0.2)% (118,283)
Net Assets 100.0% $ 51,869,417
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,124,731 and represents 4.1% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Affiliated Companies

T. ROWE PRICE Growth Stock Fund

.
.
.
.
.
.
.
.
.
.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
ADR American Depositary Receipts
INR Indian Rupee

T. ROWE PRICE Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Gallop Holdings - Ascot Group  $ — $ 4,213 $ —
T. Rowe Price Government Reserve Fund,
4.16% — — 7,798++
Totals $ —# $ 4,213 $ 7,798+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
Gallop Holdings - Ascot Group  $ 23,172 $ — $ — $ 27,385
T. Rowe Price Government
Reserve Fund, 4.16% 486,247  ¤  ¤ 109,555
Total $ 136,940^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $7,798 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $132,961.

T. ROWE PRICE Growth Stock Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Growth Stock Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Growth Stock Fund,
Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Growth Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Growth Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Growth Stock Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2025, totaled $410,366,000 for the period ended September 30, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 49,574,753 $ 90,575 $ 359,799 $ 50,025,127
Convertible Preferred Stocks — — 1,764,932 1,764,932
Equity Funds 88,086 — — 88,086
Short-Term Investments 109,555 — — 109,555
Total $ 49,772,394 $ 90,575 $ 2,124,731 $ 51,987,700
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/25
Investment in Securities
Common Stocks $ 288,741 $ 7,058 $ 64,000 $ 359,799
Convertible Preferred Stocks 1,352,219 403,308 9,405 1,764,932
Total $ 1,640,960 $ 410,366 $ 73,405 $ 2,124,731

T. ROWE PRICE Growth Stock Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$359,799 Recent
comparable
transaction
price(s)
-# -# -# -#
Discount
for lack of
recoverability
-# -# -#
Market
comparable
Enterprise
value to sales
multiple
5.6x
- 11.1x
6.1x Increase
Sales growth
rate
17% 17% Increase
Enterprise
value to gross
profit multiple
7.8x
- 14.0x
8.4x Increase
Gross profit
growth rate
20% 20% Increase
Enterprise
value to net
income multiple
13.3x
- 15.5x
14.4x Increase
Net income
growth rate
14% 14% Increase
Book value per
share multiple
2.1x
- 2.4x
2.3x Increase
Book value per
share growth
rate
16% 16% Increase
Discount
for lack of
recoverability
-# -# -#

T. ROWE PRICE Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount to
public company
multiples
45%
- 50%
48% Decrease
Discount for
carried interest
liability
10% 10% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$1,764,932 Recent
comparable
transaction
price(s)
-# -# -# -#
Private
company
valuation
-# -# -#
Discount for
uncertainty
5%
- 96%
14% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.1x
- 25.7x
5.0x Increase
Sales growth
rate
15%
- 65%
21% Increase
Enterprise
value to gross
profit multiple
4.8x
- 47.3x
19.4x Increase
Gross profit
growth rate
13%
- 24%
19% Increase
Enterprise
value to gross
merchandise
value multiple
0.4x
- 0.5x
0.5x Increase
Gross
merchandise
value growth
rate
4% 4% Increase

T. ROWE PRICE Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
EBITDA
multiple
12.0x
- 16.1x
12.6x Increase
EBITDA growth
rate
68% 68% Increase
Price-to-
earnings
multiple
17.5x
- 61.1x
21.1x Increase
Earnings
growth rate
17% 17% Increase
Premium to
public company
multiples
11%
- 25%
18% Increase
Cost of capital 35%
- 38%
37% Decrease
Discount
for lack of
recoverability
-# -# -#
Discount to
public company
multiples
6%
- 40%
21% Decrease
Discount for
uncertainty
10% 10% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
-# -# -#
Risk-free rate 5% 5% Increase

T. ROWE PRICE Growth Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F40-054Q3 09/25
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Volatility 53%
- 58%
56% Increase